Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Note

The Company’s Condensed Consolidated Balance Sheets report the following related to the convertible promissory note:

March 3l, 2015
Principal amount	$213,337
Unamortized debt discount	(26,178)
Net carrying amount	$187,159

The Company’s Condensed Consolidated Balance Sheets report the following related to the convertible promissory note:

December 31, 2014
Principal amount	$213,337
Unamortized debt discount	(34,904)
Net carrying amount	$178,433